Note 4 - Federal Income Taxes - Deferred Tax Liabilities and Assets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax liabilities:
Policy acquisition costs	$ 2,427,869	$ 2,675,908
Net unrealized gain on available-for-sale securities	5,564,461	3,242,210
Due premiums	922,868	957,825
Other	768,852	695,201
Total deferred tax liabilities	9,684,050	7,571,144
Deferred tax assets:
Benefit reserves, net of reinsurance	2,626,693	3,137,466
Other policyholder funds	337,333	363,106
AMT credit carryforwards	656,087	565,828
Accrued pension liability	2,047,230	2,065,628
Deferred revenue on reinsurance ceded	486,760
Other-than-temporary impairments	40,211
Other	232,793	333,340
Total deferred tax assets	6,427,107	6,465,368
Net deferred tax liabilities	$ 3,256,943	$ 1,105,776